Cash flow information - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Cash Flow Information [Abstract]
Other non-cash expenses from disposal	€ 3.3
Income from revaluation of lease liabilities	1.6
Net foreign exchange losses	€ 2.6